CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities
Net income for the years	¥ 467,761	$ 73,402	¥ 250,066	¥ 527,185
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for receivables and contract assets	44,427	6,972	77,278	232,241
Share-based compensation	15,186	2,383	30,652	147,582
Depreciation and amortization	15,674	2,460	23,158	17,710
Loss from disposal of property, equipment and software	16	3
(Income) Loss from investment in affiliates	(7,651)	(1,201)	7,509	(378)
Impairment of short-term investment			67,169
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	(138,043)	(21,662)	(117,021)
Business combination under common control			3,000
Loss from disposal of subsidiaries	2,363	371
Net loss of a subsidiary which was both acquired and disposed off during the year	1,744	273
Changes in operating assets and liabilities:
Assets from the investor assurance program				5,340
Accounts receivable and contract assets	(344,388)	(54,042)	(224,408)	(82,824)
Loans receivable	(9,681)	(1,519)	(58,982)
Prepaid expenses and other current assets	(5,822)	(914)	26,538	(35,186)
Amount due from/to related parties	(35,245)	(5,531)	10,039	10,100
Deferred tax assets	(12,943)	(2,031)	27,357	(61,654)
Other non-current assets	(1,242)	(195)
Operating lease right-of-use assets	(30,871)	(4,844)	30,289	9,626
Liabilities from the investor assurance program				(840,472)
Other guarantee liabilities				(4,060)
Payroll and welfare payables	(2,185)	(343)	9,764	(60,374)
Tax payables	138,296	21,702	99,962	108,055
Refund liabilities			(180,104)	15,505
Accrued expenses and other current liabilities	54,898	8,615	(87,751)	47,692
Operating lease liabilities	32,246	5,060	(30,020)	(9,797)
Net cash (used in) provided by operating activities	184,540	28,959	(35,505)	26,291
Cash flows from investing activities
Purchase of property, equipment and software	(2,768)	(434)	(848)	(27,608)
Investments in equity investees			(3,378)	(3,540)
Disposal of subsidiaries, net of cash disposed of RMB7,606, nil, RMB16,043	(16,043)	(2,518)		(7,606)
Acquisition of a subsidiary (including capital contribution of RMB86,487 to the subsidiary which was acquired and disposed off during the year)	(95,000)	(14,908)
Purchase of short-term investment				(71,477)
Sale of property, equipment and software	11	2	1
Loans to related parties	(203,146)	(31,878)	79	(123,947)
Repayments from related parties	190,724	29,929	37,372
Loans to third parties				(14,000)
Repayments from loan to third parties				14,000
Net cash (used in) provided by investing activities	(126,222)	(19,807)	33,226	(234,178)
Cash flows from financing activities
Loans from related parties	15,000	2,354	3,113	230
Contribution from noncontrolling shareholders of subsidiaries			500	815
Repayment to related parties	(15,000)	(2,354)
Dividend distributed to shareholders	2,586	406
Proceeds from exercise of options	7,352	1,154	6,982
Net proceeds from issuance of ordinary shares, net of issuance cost of RMB 30,234				243,629
Net cash provided by financing activities	9,938	1,560	10,595	244,674
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(3,009)	(474)	(11,145)	2,421
Net change in cash, cash equivalents and restricted cash	65,247	10,238	(2,829)	39,208
Cash, cash equivalents and restricted cash at beginning of the year	119,320	18,724	122,149	82,941
Cash, cash equivalents and restricted cash at end of the year	184,567	28,962	119,320	122,149
Supplemental disclosure of cash flow information:
Income taxes paid, net	6,614	1,038	162	55,581
Supplemental disclosure of non-cash investing activities:
Disposal consideration settled by service fee collected on behalf of the Company (see Note 9)			156,276	238,857
Disposal consideration settled by other payable related to the disposal of Shanghai Caiyin (see Note 9)	94,380	14,810
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 14)	47,101	7,391	4,734	15,986
Investment consideration settled by loan due from related party			(91,957)
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	182,551	28,646	117,320	122,149
Restricted cash	2,016	316	2,000
Cash, cash equivalents and restricted cash at end of the year	¥ 184,567	$ 28,962	¥ 119,320	¥ 122,149